Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions
Related Party Transactions
Relationship with Hertz Investors, Inc. and the Sponsors
Other than as disclosed below, in the three months ended March 31, 2013, there were no material changes to our relationship with Hertz Investors, Inc. or the Sponsors.
In March 2013, the Sponsors sold 60,050,777 shares of their Hertz Holdings common stock to Citigroup Global Markets Inc. and Barclays Capital Inc. as the underwriters in the registered public offering of those shares. In connection with the offering, Hertz Holdings repurchased from the underwriters 23,200,000 of the 60,050,777 shares of common stock sold by the Sponsors.
As a result of our initial public offering in November 2006 and subsequent offerings in June 2007, May 2009, June 2009, March 2011, December 2012 and March 2013, the Sponsors reduced their holdings to approximately 12.5% of the outstanding shares of our common stock.
Financing Arrangements with Related Parties
As of March 31, 2013 and December 31, 2012, approximately $192.8 million and $189.8 million, respectively, of our outstanding debt was with related parties.
For information on our total indebtedness, see Note 8—Debt.

Related Party Transactions
Relationship with Hertz Investors, Inc. and the Sponsors
Stockholders Agreement
In connection with the Acquisition, Hertz Holdings entered into a stockholders agreement (as amended, the “Stockholders Agreement”) with investment funds associated with or designated by the Sponsors. Based on current share ownership of the Sponsors, the Stockholders Agreement contains agreements that entitle investment funds associated with or designated by the Sponsors to nominate two nominees of an investment fund associated with CD&R (one of whom shall serve as the chairman or, if the chief executive officer is the chairman, the lead director), one nominee of investment funds associated with Carlyle, and one nominee of an investment fund associated with Merrill Lynch. The Stockholders Agreement also provides that Hertz Holdings' chief executive officer shall be designated as a director, unless otherwise approved by a majority of the Sponsor Designees. In addition, the Stockholders Agreement provides that one of the nominees of an investment fund associated with CD&R shall serve as the chairman of the executive and governance committee of Hertz Holdings and, unless otherwise agreed by this fund, as Chairman of the Board of Directors of Hertz Holdings or lead director.
The Stockholders Agreement grants to the investment funds associated with CD&R or to the board, with the approval of the majority of the Sponsor Designees, the right to remove Hertz Holdings' chief executive officer. Any replacement chief executive officer requires the consent of the investment funds associated with CD&R as well as investment funds associated with at least one other Sponsor. It also contains restrictions on the transfer of Hertz Holdings' shares, and provides for tag-along and drag-along rights, in certain circumstances. The rights described above apply only for so long as the investment funds associated with the applicable Sponsor maintain certain specified minimum levels of shareholdings in Hertz Holdings.
The Stockholders Agreement limits the rights of the investment funds associated with or designated by the Sponsors that have invested in the common stock of Hertz Holdings and its affiliates, subject to several exceptions, to own, manage, operate or control any of our “competitors” (as defined in the Stockholders Agreement). The Stockholders Agreement may be amended from time to time in the future to eliminate or modify these restrictions without Hertz Holdings' consent.
Registration Rights Agreement
On December 21, 2005, Hertz Holdings entered into a registration rights agreement (as amended, the “Registration Rights Agreement”) with investment funds associated with or designated by the Sponsors. The Registration Rights Agreement grants to certain of these investment funds the right, to cause Hertz Holdings, at its own expense, to use its best efforts to register such securities held by the investment funds for public resale, subject to certain limitations. The exercise of this right is limited to three requests by the group of investment funds associated with each Sponsor, except for registrations effected pursuant to Form S-3, which are unlimited, subject to certain limitations, if Hertz Holdings is eligible to use Form S-3. The secondary offerings of the common stock of Hertz Holdings in June 2007, May 2009, June 2009, March 2011 and December 2012 were effected pursuant to this Registration Rights Agreement. In the event Hertz Holdings registers any of its common stock, these investment funds have the right to require us to use our best efforts to include shares of the common stock of Hertz Holdings held by them, subject to certain limitations, including as determined by the underwriters. The Registration Rights Agreement provides for Hertz Holdings to indemnify the investment funds party to that agreement and their affiliates in connection with the registration of Hertz Holdings' securities.
Director Compensation Policy
Our directors who are also members of the Board of Directors of Hertz Holdings receive no additional compensation for serving on our Board of Directors or any committee of our Board of Directors. Currently all members of our Board of Directors are also members of the Board of Directors of Hertz Holdings. The compensation expense of the Hertz Holdings' directors is pushed down from Hertz Holdings and recorded on the books at the Hertz level.
In November 2011, Hertz Holdings' Board of Directors amended and restated the Director Compensation Policy. Pursuant to the policy prior to November 2011 its directors who are not also employees each received a $170,000 annual retainer fee, of which $70,000 was payable in cash and $100,000 was payable in the form of shares of Hertz Holdings' common stock. Starting in November 2011, the policy now provides that Hertz Holdings' directors who are not also employees each receive a $210,000 annual retainer fee, of which $85,000 is payable in cash and $125,000 is payable in the form of equity. In May 2012, Hertz Holdings' Board of Directors further amended and restated the Director Compensation Policy to provide that the equity portion of the annual retainer fee would be paid annually following the annual meeting of shareholders (or the eligible director's date of election, if applicable) in the form of restricted stock units having an equivalent fair market value equal to the annual equity award amount on the date of grant. The restricted stock units will vest on the business day immediately preceding the next annual meeting of shareholders.
For 2013, the lead director of Hertz Holdings' is paid an additional annual cash fee of $100,000, the chairperson of Hertz Holdings' Audit Committee is paid an additional annual cash fee of $35,000 and each other member of its Audit Committee is paid an additional annual cash fee of $17,500. For 2013, the chairperson of Hertz Holdings' Compensation, Nominating and Governance Committee is paid an additional annual cash fee of $35,000 and each other member of its Compensation, Nominating and Governance Committee receives an additional annual cash fee of $17,500.
Financing Arrangements with Related Parties
Affiliates of Merrill Lynch (which is one of the Sponsors), including Bank of America and certain of its affiliates, have provided various investment and commercial banking and financial advisory services to us for which they have received customary fees and commissions. In addition, these parties have acted as agents, lenders, purchasers and/or underwriters to us under our respective financing arrangements, for which they have received customary fees, commissions, expenses and/or other compensation. More specifically, these parties have acted in the following capacities, or similar capacities, with respect to our financing arrangements: lenders and/or agents under the Senior Credit Facilities, the U.S. Fleet Financing Facility and certain of the U.S. Fleet Variable Funding Notes; purchasers and/or underwriters under the Senior Notes and certain of the U.S. Fleet Medium Term Notes; and structuring advisors and/or agents under the U.S. ABS Program.
As of December 31, 2012 and December 31, 2011, approximately $189.8 million and $174.4 million, respectively, of our outstanding debt was with related parties.
For information on our total indebtedness, see Note 5—Debt.
On June 29, 2007, we entered into a master loan agreement with Hertz Holdings. The maximum amount which may be borrowed by us under this facility is $100 million. The facility expired June 29, 2012 and was renewed through June 28, 2013. The interest rate is based on the U.S. Dollar LIBOR rate plus a margin. As of December 31, 2012, there was a $12.8 million receivable from Hertz Holdings and as of December 31, 2012, there was $0.4 million in borrowings due to Hertz Holdings.

Other Sponsor Relationships
In May and June 2009, Merrill Lynch, one of the Sponsors, acted as an underwriter in the common stock follow-on public offering and in the public offering of Hertz Holdings' Convertible Senior Notes, for which they received customary fees and expenses.
In May 2009 Hertz Holdings entered into subscription agreements with investment funds affiliated with CD&R and Carlyle to purchase an additional 32,101,182 shares of Hertz Holdings' common stock at a price of $6.23 per share (the same price per share paid to Hertz Holdings by the underwriters in the common stock public offering) with proceeds to us of approximately $200.0 million. This closed on July 7, 2009 and the 32,101,182 shares of Hertz Holdings' common stock were issued to CD&R and Carlyle affiliated investment funds on the same date. In March 2011 and December 2012, the Sponsors sold 50,000,000 shares of their Hertz Holdings common stock to Goldman, Sachs & Co. and 50,000,000 shares of their Hertz Holdings common stock to J.P. Morgan, respectively, in each case as the sole underwriter in the registered public offering of those shares. Giving effect to these offerings, the Sponsors' ownership percentage in Hertz Holdings is approximately 26%.